Operating segment	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Operating segment
8. Operating segment
Novartis operates as a single global operating segment innovative medicines company that is engaged in the research, development, manufacturing, distribution and commercialization and sale of innovative medicines, with a focus on the core therapeutic areas: cardiovascular, renal and metabolic; immunology; neuroscience; oncology; and established brands. The Company’s research, development, manufacturing and supply of products and functional activities are managed globally on a vertically integrated basis. Commercial efforts that coordinate marketing, sales and distribution of these products are organized by geographic region, therapeutic area and established brands.
The Executive Committee of Novartis (ECN), chaired by the CEO, is the governance body responsible for allocating resources and assessing the business performance of the operating segment of the Company on a global basis and is the chief operating decision-maker (CODM) for the Company.
The determination of a single operating segment is consistent with the financial information regularly reviewed by the CODM for purposes of assessing performance and allocating resources.
See Note 9 for revenues and geographic information disclosures.